Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE STREET INSTITUTIONAL FUNDS
State Street Institutional Premier Growth Equity Fund
(the “Fund”)
Investment Class (SSPGX) Service Class (SSPSX)
Supplement Dated October 1, 2021
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated January 31, 2021, as may be supplemented from time to time
At a special shareholder meeting held on September 29, 2021, the Fund’s shareholders approved a change to the Fund’s diversification status from “diversified” to “non‑diversified”, as such terms are defined under the Investment Company Act of 1940, as amended (the “1940 Act”) and the elimination of the related Fundamental Investment Restriction. Accordingly, effectively immediately:
(1)    The following sentence is added as the last sentence in the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus:
The Fund is a non‑diversified investment company.
(2)     The Fund’s Summary Prospectus and Prospectus are amended to remove “Diversification Risk” from the Fund’s principal investment risks and to include the following principal investment risk:
Non‑Diversification Risk: As a “non‑diversified” mutual fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

State Street Institutional Premier Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE STREET INSTITUTIONAL FUNDS
State Street Institutional Premier Growth Equity Fund
(the “Fund”)
Investment Class (SSPGX) Service Class (SSPSX)
Supplement Dated October 1, 2021
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated January 31, 2021, as may be supplemented from time to time
At a special shareholder meeting held on September 29, 2021, the Fund’s shareholders approved a change to the Fund’s diversification status from “diversified” to “non‑diversified”, as such terms are defined under the Investment Company Act of 1940, as amended (the “1940 Act”) and the elimination of the related Fundamental Investment Restriction. Accordingly, effectively immediately:
(1)    The following sentence is added as the last sentence in the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus:
The Fund is a non‑diversified investment company.
(2)     The Fund’s Summary Prospectus and Prospectus are amended to remove “Diversification Risk” from the Fund’s principal investment risks and to include the following principal investment risk:
Non‑Diversification Risk: As a “non‑diversified” mutual fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.